Share Capital and Reserves (Details) - Schedule of composition of share capital (Parentheticals) - ₪ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Composition of Share Capital [Abstract]
Authorized	₪ 0.01	₪ 0.01
Issued and outstanding	₪ 0.01	₪ 0.01